BASIS OF PRESENTATION (Details)			12 Months Ended		24 Months Ended
	Dec. 17, 2024	Jan. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Group N.V.
Country of incorporation, subsidiaries					Netherlands
SCHMID Energy Systems GmbH (SES)
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Percent of ownership interest in subsidiaries		100.00%
Name of joint ventures					SCHMID Energy Systems GmbH (SES)
Country of incorporation, joint ventures					Germany
Percent of ownership interest in equity method investees	49.00%		49.00%
Advanced Energy Storage Systems Investment Company
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of joint ventures					Advanced Energy Storage Systems Investment Company (AES)
Country of incorporation, joint ventures					Saudi Arabia
Percent of ownership interest in equity method investment				51.00%
SCHMID Avaco Korea, Co. Ltd
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Avaco Korea, Co. Ltd.
Country of incorporation, subsidiaries					South Korea
Percent of ownership interest in equity method investment			50.00%	50.00%
Gebr. Schmid GmbH
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					Gebr. SCHMID GmbH
Country of incorporation, subsidiaries					Germany
Percent of ownership interest in subsidiaries			100.00%
SCHMID Systems. Inc.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Systems, Inc.
Country of incorporation, subsidiaries					USA
Percent of ownership interest in subsidiaries			100.00%	100.00%
SCHMID Singapore Pte. Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Singapore Pte. Ltd.
Country of incorporation, subsidiaries					Singapore
Percent of ownership interest in subsidiaries			90.00%	90.00%
SCHMID Korea Co. Ltd
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Korea Co., Ltd
Country of incorporation, subsidiaries					South Korea
Percent of ownership interest in subsidiaries			100.00%	100.00%
SCHMID Asia Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Asia Ltd.
Country of incorporation, subsidiaries					Hong Kong
Percent of ownership interest in subsidiaries			100.00%	100.00%
SCHMID Technology Guangdong Co., Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Technology Guangdong Co., Ltd.
Country of incorporation, subsidiaries					China
Percent of ownership interest in subsidiaries			100.00%	76.00%
SCHMID China Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID China Ltd.
Country of incorporation, subsidiaries					Hong Kong
Percent of ownership interest in subsidiaries			100.00%	100.00%
SCHMID Shenzhen Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Shenzhen Ltd.
Country of incorporation, subsidiaries					China
Percent of ownership interest in subsidiaries			100.00%	100.00%
SCHMID (Kunshan) Co., Ltd
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID (Kunshan) Co., Ltd.
Country of incorporation, subsidiaries					China
Percent of ownership interest in subsidiaries			100.00%	100.00%
SCHMID Taiwan Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Taiwan Ltd.
Country of incorporation, subsidiaries					Taiwan
Percent of ownership interest in subsidiaries			86.00%	86.00%
SCHMID Automation (Zhuhai) Co. Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Automation (Zhuhai) Co., Ltd.
Country of incorporation, subsidiaries					China
Percent of ownership interest in subsidiaries			100.00%	100.00%
SCHMID Solar (Shenzhen) Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Solar (Shenzhen) Ltd.
Country of incorporation, subsidiaries					China
Percent of ownership interest in subsidiaries			100.00%	100.00%
SCHMID Trading (Zhongshan) Co. Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Trading (Zhongshan) Co. Ltd.
Country of incorporation, subsidiaries					China
Percent of ownership interest in subsidiaries			100.00%	100.00%
Pegasus Digital Mobility Acquisition Corp.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					Pegasus Digital Mobility Acquisition Corp.
Country of incorporation, subsidiaries					Cayman Islands
Percent of ownership interest in subsidiaries			100.00%
SCHMID Asia Pacific Sdn. Bhd
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries					SCHMID Asia Pacific Sdn. Bhd
Country of incorporation, subsidiaries					Malaysia
Percent of ownership interest in subsidiaries			100.00%